Federated Hermes Clover Small Value Fund
Portfolio of Investments
December 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—96.4%
		Communication Services—0.7%
53,463	[1]	Yelp, Inc.	$ 1,461,678
		Consumer Discretionary—8.1%
138,711	[1]	Bowlero Corp.	1,869,824
41,560		Boyd Gaming Corp.	2,266,267
13,518	[1]	LGI Homes, Inc.	1,251,767
36,124	[1]	Meritage Corp.	3,330,633
44,287		Monro Inc.	2,001,772
28,984	[1]	Ollie’s Bargain Outlet Holding, Inc.	1,357,611
48,950		Travel + Leisure Co.	1,781,780
16,562	[1]	Visteon Corp.	2,166,806
		TOTAL	16,026,460
		Consumer Staples—3.6%
80,545	[1]	Hostess Brands, Inc.	1,807,430
162,279	[1]	Mission Produce, Inc.	1,885,682
23,363		PriceSmart, Inc.	1,420,003
160,871		Vector Group Ltd.	1,907,930
		TOTAL	7,021,045
		Energy—6.5%
57,840		Civitas Resources, Inc.	3,350,671
29,035		Helmerich & Payne, Inc.	1,439,265
64,165		Magnolia Oil & Gas Corp.	1,504,669
90,961		Northern Oil and Gas, Inc.	2,803,418
57,472		PBF Energy, Inc.	2,343,708
109,540		TechnipFMC PLC	1,335,293
		TOTAL	12,777,024
		Financials—28.4%
299,222		AGNC Investment Corp.	3,096,948
78,397		American Equity Investment Life Holding Co.	3,576,471
85,263	[1]	Blucora, Inc.	2,176,764
173,813		Cadence Bank	4,286,229
62,328		CNO Financial Group, Inc.	1,424,195
71,471		CVB Financial Corp.	1,840,378
177,584		First Commonwealth Financial Corp.	2,480,848
65,840		First Interstate BancSystem, Inc., Class A	2,544,716
79,811		Hancock Whitney Corp.	3,862,054
18,559		Hanover Insurance Group, Inc.	2,507,878
144,874		KKR Real Estate Finance Trust, Inc.	2,022,441
56,320		OceanFirst Financial Corp.	1,196,800
214,066		Old National Bancorp	3,848,907
12,399		Primerica, Inc.	1,758,426
111,619		Seacoast Banking Corp. of Florida	3,481,397
19,401		Selective Insurance Group, Inc.	1,719,123
56,549		South State Corp.	4,318,082
67,458		United Bankshares, Inc.	2,731,374
57,971		United Community Banks, Inc.	1,959,420
43,273		Wintrust Financial Corp.	3,657,434

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
37,175		WSFS Financial Corp.	$ 1,685,514
		TOTAL	56,175,399
		Health Care—8.6%
85,261	[1]	AdaptHealth Corp.	1,638,716
399,224	[1]	ADMA Biologics, Inc.	1,548,989
71,179	[1]	Avanos Medical, Inc.	1,926,104
40,253	[1]	Envista Holdings Corp.	1,355,318
39,660	[1]	Halozyme Therapeutics, Inc.	2,256,654
19,668	[1]	Harmony Biosciences Holdings, Inc.	1,083,707
51,734	[1]	Prestige Consumer Healthcare, Inc.	3,238,548
31,432	[1]	Revance Therapeutics, Inc.	580,235
34,008	[1]	Schrodinger, Inc.	635,610
56,034	[1]	Tenet Healthcare Corp.	2,733,899
		TOTAL	16,997,780
		Industrials—16.1%
56,627	[1]	APi Group Corp.	1,065,154
31,955		Arcosa, Inc.	1,736,435
38,660		Astec Industries, Inc.	1,571,916
37,172	[1]	Azek Co., Inc.	755,335
34,786		BWX Technologies, Inc.	2,020,371
14,585		EnPro Industries, Inc.	1,585,244
30,363		Esab Corp.	1,424,632
57,758		Federal Signal Corp.	2,684,014
116,260		Genco Shipping & Trading Ltd.	1,785,753
38,074	[1]	Gibraltar Industries, Inc.	1,746,835
53,461		H&E Equipment Services, Inc.	2,427,129
20,119		Herc Holdings, Inc.	2,647,057
44,366		Hillenbrand, Inc.	1,893,097
10,264	[1]	NV5 Holdings, Inc.	1,358,132
50,823		Spirit AeroSystems Holdings, Inc., Class A	1,504,361
46,051		Terex Corp.	1,967,299
11,300		Unifirst Corp.	2,180,787
40,361	[1]	XPO, Inc.	1,343,618
		TOTAL	31,697,169
		Information Technology—8.6%
15,085	[1]	Diodes, Inc.	1,148,572
29,622	[1]	IPG Photonics Corp.	2,804,315
92,212	[1]	Mitek Systems, Inc.	893,534
234,865	[1]	TTM Technologies, Inc.	3,541,764
51,498	[1]	Ultra Clean Holdings, Inc.	1,707,159
65,900	[1]	Verint Systems, Inc.	2,390,852
56,167	[1]	WNS Holdings Ltd., ADR	4,492,798
		TOTAL	16,978,994
		Materials—4.7%
31,749		Ashland, Inc.	3,413,970
42,141		Commercial Metals Corp.	2,035,410
259,575	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
56,430	[1]	MP Materials Corp.	1,370,121
186,041		Trox Holdings PLC	2,550,622
		TOTAL	9,370,123
		Real Estate—6.9%
113,811		Corporate Office Properties Trust	2,952,257

Shares		Value
	COMMON STOCKS—continued
	Real Estate—continued
96,905	Easterly Government Properties, Inc.	$ 1,382,834
49,713	EPR Properties	1,875,175
128,831	Kite Realty Group Trust	2,711,893
21,945	Ryman Hospitality Properties, Inc.	1,794,662
88,654	STAG Industrial, Inc.	2,864,411
	TOTAL	13,581,232
	Utilities—4.2%
37,564	Idacorp, Inc.	4,051,277
88,489	Portland General Electric Co.	4,335,961
	TOTAL	8,387,238
	TOTAL COMMON STOCKS (IDENTIFIED COST $178,858,031)	190,474,142
	INVESTMENT COMPANY—3.7%
7,342,362	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.36%[3] (IDENTIFIED COST $7,339,420)	$7,340,894
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $186,197,451)	197,815,036
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(292,747)
	TOTAL NET ASSETS—100%	$197,522,289
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 9/30/2022	$6,347,851
Purchases at Cost	$31,283,654
Proceeds from Sales	$(30,290,775)
Change in Unrealized Appreciation/Depreciation	$84
Net Realized Gain/(Loss)	$80
Value as of 12/31/2022	$7,340,894
Shares Held as of 12/31/2022	7,342,362
Dividend Income	$59,461

1	Non-income-producing security.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the “Adviser”and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$180,309,676	$—	$0	$180,309,676
International	10,164,466	—	—	10,164,466
Investment Company	7,340,894	—	—	7,340,894
TOTAL SECURITIES	$197,815,036	$—	$0	$197,815,036

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
PLC	—Public Limited Company